Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

Note 20 – Subsequent events

In January 2022, the Company granted an aggregate of 1,541,000 RSAs to certain employees. These RSAs are vested immediately.

In March 2022, the Company, through its subsidiary Australia Ebon Pty Ltd, acquired Compass Global Holdings Pty Ltd for a consideration of AUD 8.0 million. The acquired entity holds the Australian Financial Services License (the “License”) issued by the Australian Securities & Investments Commission(“ASIC”), which allows the Company to conduct financial services business in Australia.

In March and April 2022, the Company granted an aggregate of 3,025,000 and 504,000 RSAs, respectively, to certain employees. The RSAs vest over four years with 25% vested at each anniversary and the vesting of these RSAs is further subject to performance conditions whereby a portion of the RSUs to be vested in a given year will be forfeited based on the result of an annual performance review of the grantee in accordance with predetermined performance targets. The unvested portion of the RSAs will also be forfeited upon the termination of employment or service during the vesting period.